VESSELS UNDER CAPITAL LEASE, NET 3 (Details) (USD $)	12 Months Ended			1 Months Ended	12 Months Ended
	Dec. 31, 2014 vessel	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2011	Dec. 31, 2011
Number of vessels in each variable interest entity	1
Contingent rental expense (income)	$ 4,237,000	$ (8,726,000)	$ 0
Deferred lease liability	0	0	3,795,000
Gain on sale of assets and amortization of deferred gains	24,620,000	23,558,000	34,759,000
Special Purpose Entities [Member]
Vessels leased from variable interest entities	4	4
Original cost to the lessor of the assets under variable interest entity arrangement	258,000,000	258,000,000
Guarantor obligations, maximum exposure, undiscounted	36,000,000	36,000,000
Profit share payment basis	25.00%
Profit share expense	0	0	0
Repayments of Debt and Capital Lease Obligations	12,948,000	12,260,000	11,665,000
Contingent rental expense (income)	4,237,000	(7,761,000)	2,436,000
Capital Leases, Income Statement, Interest Expense	4,429,000	5,389,000	6,301,000
Sale leaseback transaction, gross proceeds				67,000,000
Operating Lease Length				2 years
Maritime Equipment [Member] | VLCC Front Eagle renamed DHT Eagle [Member]
Gain on sale of assets and amortization of deferred gains					3,200,000
Maritime Equipment [Member] | VLCC Front Eagle renamed DHT Eagle [Member] | Sale and Lease Back Transactions [Member]
Gain on sale leaseback transaction recognized in period	$ 0	$ 2,300,000	$ 7,200,000